OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS
NOTE 4:	OTHER LONG TERM ASSETS

	December 31,
	2013	2014

Deferred tax assets	$396	$695
Government authorities	1,917	1,688
Other	644	865

	$2,957	$3,248